9. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)		Jul. 31, 2019	Jul. 31, 2018
Details
Accounts payables		$ 304,540	$ 235,357
Accrued liabilities		32,000	76,000
Accounts payable and accrued liabilities	[1]	$ 336,540	$ 311,357

[1]	See Note 9.